SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Apr. 01, 2015 $ / shares shares	Apr. 02, 2014 $ / shares	Jan. 31, 2013 $ / shares shares	Jan. 08, 2013 Installment $ / shares shares	Nov. 12, 2012 $ / shares	Feb. 17, 2012 $ / shares shares	Jan. 18, 2012 $ / shares shares	Nov. 19, 2011 Installment $ / shares shares	Sep. 30, 2011 Installment $ / shares shares	May. 20, 2011 $ / shares	May. 16, 2011 Installment $ / shares shares	Nov. 19, 2010 Installment $ / shares shares	Jun. 02, 2009 Installment $ / shares shares	Oct. 05, 2008 Installment $ / shares shares	Dec. 05, 2006 Installment $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 01, 2012 shares	Sep. 13, 2007 shares	Dec. 31, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																4,048,973	4,539,838	5,144,133
Reduction in per share exercise price of all Adjusted Options | $ / shares		$ 0.5			$ 2.3					$ 0.56		$ 2.00
Special cash dividend declared, per share amount | $ / shares		$ 0.5			$ 2.3					$ 0.56		$ 2.00
Dividends record date		Apr. 14, 2014			Nov. 26, 2012					Jun. 20, 2011		Dec. 23, 2010
Per share exercise price of all Adjusted Options after reduction | $ / shares		$ 0.01			$ 0.01					$ 0.01		$ 0.01
Fair value of option at grant date | $ / shares																		$ 1.14
Aggregate intrinsic value of options outstanding | $																$ 1,340
Aggregate intrinsic value of options exercisable | $																1,318
Total intrinsic value of options exercised | $																1,250	$ 1,027	$ 27
Unrecognized compensation expense related to unvested share options | $																$ 1
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods																29 days
Fair value of options vested | $																$ 299	2,452	3,138
2005 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																					4,444,440
Scheme I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																0
Scheme II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																0
Scheme III [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																211
Option expiration date															Dec. 04, 2016
Number of options granted															620,212
Scheme III [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares															$ 4.172
Scheme III [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares															$ 0.01
Scheme III [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted															352,000
Scheme III [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted															268,212
Option vesting on installment basis, number of installments | Installment															36
Scheme III [Member] | Employees and Directors [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested															25.00%
Scheme III [Member] | Employees and Directors [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested															75.00%
Scheme IV [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																0
2008 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																				1,200,000
Scheme V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																229,468
Option expiration date														Oct. 04, 2018
Number of options granted														406,776
Option vesting on installment basis, number of installments | Installment														36
Scheme V [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested														25.00%
Scheme V [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested														75.00%
Scheme V [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares														$ 7.89
Scheme V [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares														$ 2.53
Scheme VI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																260,554
Option expiration date													Jun. 01, 2019
Number of options granted													357,548
Option vesting on installment basis, number of installments | Installment													36
Scheme VI [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested													25.00%
Scheme VI [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested													75.00%
Scheme VI [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares													$ 9.09
Scheme VI [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares													$ 3.73
Scheme VII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																0
Scheme VIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																0
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant												3,600,000
Scheme IX [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																1,000,000
Option expiration date												Nov. 19, 2020
Number of options granted												1,000,000
Option vesting on installment basis, number of installments | Installment												36
Scheme IX [Member] | Options To Be Vested On First Anniversary of Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												25.00%
Scheme IX [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested												75.00%
Scheme IX [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 6.90
Scheme IX [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares												$ 1.54
Scheme X [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																1,424,782
Option expiration date											May 15, 2021
Number of options granted											1,600,000
Scheme X [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares											$ 4.90
Scheme X [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares											$ 1.54
Scheme X [Member] | Type I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted											1,457,000
Option vesting on installment basis, number of installments | Installment											36
Scheme X [Member] | Type I [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								25.00%
Scheme X [Member] | Type I [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested											75.00%
Scheme X [Member] | Type II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted											143,000
Scheme XI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																333,917
Option expiration date									Sep. 29, 2021
Number of options granted									700,000
Option vesting on installment basis, number of installments | Installment									36
Scheme XI [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								25.00%
Scheme XI [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested									75.00%
Scheme XI [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares									$ 4.34
Scheme XI [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares									$ 1.54
Scheme XII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																69,875
Option expiration date								Nov. 18, 2021
Number of options granted								300,000
Option vesting on installment basis, number of installments | Installment								36
Scheme XII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								25.00%
Scheme XII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested								75.00%
Scheme XII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares								$ 4.34
Scheme XII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares								$ 1.54
Scheme XIII [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																730,166
Option expiration date				Jan. 07, 2023
Number of options granted				1,200,000
Option vesting on installment basis, number of installments | Installment				36
Scheme XIII [Member] | Options To Be Vested On Specific Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested				25.00%
Scheme XIII [Member] | Options To Be Vested On Installment Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested				75.00%
Scheme XIII [Member] | Before Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares				$ 1.18
Scheme XIII [Member] | After Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares				0.68
Scheme XIII [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date | $ / shares				1.09
Scheme XIII [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option at grant date | $ / shares				$ 1.23
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																			1,200,000
CDTV Holding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense | $																$ 80	$ 736	$ 2,191
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																1,111,000	646,000	729,000
Number of options granted																542,000
Share based compensation expense | $																$ 40	$ 23	$ 49
Unrecognized compensation expense related to unvested share options | $																$ 46
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods																1 year 1 month 20 days
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Options granted under 2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares							$ 0.17
Option expiration date							Jan. 17, 2022
Number of options granted							551,000
Share option plan expiration term							10 years
Vesting period of options after the grant date							48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Options granted under 2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares			$ 0.16
Option expiration date			Jan. 30, 2023
Number of options granted			613,000
Fair value of option at grant date | $ / shares			$ 0.16
Share option plan expiration term			10 years
Vesting period of options after the grant date			48 months
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Two Thousand Fifteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price per share | $ / shares	$ 0.16
Option expiration date	Mar. 31, 2025
Number of options granted	542,000
Fair value of option at grant date | $ / shares	$ 0.16
Share option plan expiration term	10 years
Vesting period of options after the grant date	48 months
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding																	19,000	433,000
Option exercise price per share | $ / shares						$ 0.17
Option expiration date						Feb. 16, 2022
Number of options granted						520,000
Share based compensation expense | $																		$ 31
Share option plan expiration term						10 years
Vesting period of options after the grant date						4 years
Reversed share based compensation expense | $																$ 2	$ 23